Note 20 - Comprehensive Income	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
20.
Comprehensive Income:

During the
six
-month period ended
June 30, 2016,
Other comprehensive income decreased with net losses of
$3,010
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of
$14,550
), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of
$11,489
) and, (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$51
).

During the
six
-month period ended
June 30, 2017,
Other comprehensive income increased with net gains of
$5,126
relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of
$1,364
), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of
$6,459
) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation (
$31
).
As at
June 30, 2016
and
June 30, 2017,
Comprehensive income amounted to
$69,028
and
$51,189,
respectively. The estimated net amount that is expected to be reclassified within the next
12
months from Accumulated Other Comprehensive Loss to earnings in respect of the net settlements on interest rate swaps amounts to
$8,601.